Long-Term Debt - Schedule of Redemption Prices Expressed as Percentages of Principal Amount (Detail) - LRAI - 8.750% Senior Notes Due April 15, 2019	Apr. 15, 2016
Debt Instrument Redemption [Line Items]
Redemption price, percentage	101.00%
Unsecured Debt | 2016
Debt Instrument Redemption [Line Items]
Redemption price, percentage	106.563%
Unsecured Debt | 2017
Debt Instrument Redemption [Line Items]
Redemption price, percentage	104.375%
Unsecured Debt | 2018 and Thereafter
Debt Instrument Redemption [Line Items]
Redemption price, percentage	100.00%